INITIAL PUBLIC OFFERING	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
ITHAX ACQUISITION CORP.
INITIAL PUBLIC OFFERING

NOTE 3. INITIAL PUBLIC OFFERING

Pursuant to the Initial Public Offering, the Company sold 24,150,000 Units, which includes a full exercise by the underwriters of their over-allotment option in the amount of 3,150,000 Units, at a price of $10.00 per Unit. Each Unit consisted of one Class A ordinary share and one-half of one contingently redeemable warrant (each, a “Public Warrant”). Each whole Public Warrant entitled the holder to purchase one Class A ordinary share at a price of $11.50 per share, subject to adjustment, and following the Closing Date now entitles the holder to purchase one share of New Mondee Common Stock at a price of $11.50 per share, subject to adjustment (see Note 8).

NOTE 3. INITIAL PUBLIC OFFERING

Pursuant to the Initial Public Offering, the Company sold 24,150,000 Units, which includes a full exercise by the underwriters of their over-allotment option in the amount of 3,150,000 Units, at a price of $10.00 per Unit. Each Unit consists of one Class A ordinary share and one-half of one contingently redeemable warrant (each, a “Public Warrant”). Each whole Public Warrant entitles the holder to purchase one Class A ordinary share at a price of $11.50 per share, subject to adjustment (see Note 8).